CONCESSION ARRANGEMENTS RIGHTS	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about service concession arrangements [abstract]
CONCESSION ARRANGEMENTS RIGHTS

NOTE 16 – CONCESSION ARRANGEMENTS RIGHTS

The following is the balance of the assets in concession arrangements registered in the Group as of December 31, 2022 and 2021:

	December 31, 2022		December 31, 2021
Financial assets at fair value	Ps.	3,507,231	Ps.	3,228,480
Financial asset at amortized cost net (1)		12,645,785		9,853,052
Total financial assets in concession arrangements rights (2)	Ps.	16,153,016	Ps.	13,081,532
Intangible assets		13,242,706		11,098,116
Total assets in concession arrangements rights	Ps	29,395,722	Ps.	24,179,648
(1)	At December 31, 2022, 2021 and 2020, the balance of the financial asset at amortized cost includes an impairment expense of Ps. 1,220; Ps. 3,050 and Ps. 1,759 respectively, see note 16.1.
(2)	See note 12.1, “Contract assets”.

16.1          Financial Assets in Concession Arrangements

The following table shows the changes in financial assets in concession arrangements registered in Grupo Aval’s subsidiaries for the years ended on December 31, 2022, 2021 and 2020:

	Gas and Energy		Infrastructure		Total
Balance as of January 1, 2020	Ps.	2,706,030	Ps.	4,325,886	Ps.	7,031,916
Additions or new concession arrangements		—		2,203,309		2,203,309
Collections during the year		—		(24,070)		(24,070)
Adjustment to fair value		252,355		—		252,355
Accrued interest		—		265,757		265,757
Impairment expense		—		(1,759)		(1,759)
Balance as of December 31, 2020	Ps.	2,958,385	Ps.	6,769,123	Ps.	9,727,508
Additions or new concession arrangements (1)		—		2,613,987		2,613,987
Collections during the year		—		(273,665)		(273,665)
Adjustment to fair value		270,095		—		270,095
Accrued interest		—		746,657		746,657
Impairment expense		—		(3,050)		(3,050)
Balance as of December 31, 2021	Ps.	3,228,480	Ps.	9,853,052	Ps.	13,081,532
Additions or new concession arrangements (1)		4,575		1,690,450		1,695,025
Collections during the year		—		(732,647)		(732,647)
Adjustment to fair value		278,751		—		278,751
Accrued interest		—		1,831,326		1,831,326
Impairment expense		—		(1,220)		(1,220)
Effect of movements in exchange rates		249		—		249
Balance as of December 31, 2022	Ps.	3,512,055	Ps.	12,640,961	Ps.	16,153,016
(1)	Includes work progress on the Covioriente and Covipacífico concessions; as of December 31, 2022 Ps. 1,043,138 and Ps. 621,988 respectively and as of December 31, 2021 Ps. 1,264,543 and Ps. 1,306,580 respectively.

16.2          Intangible Assets in Concession Arrangements

The following table shows the movements of the main concession arrangements in Grupo Aval’s subsidiaries under intangible assets during years ended at December 31, 2022, 2021 and 2020:

Cost	Gas and energy		Infrastructure		Total
Balance as of January 1, 2020	Ps.	3,785,538	Ps.	4,494,254	Ps.	8,279,792
Additions (1)		863,910		1,001,985		1,865,895
Reclassification to / from PPE		582		—		582
Transfer to non-current assets held for sale		(769)		—		(769)
Withdrawals		(10,520)		(384)		(10,904)
Effect of movements in exchange rates		16,149		—		16,149
Balance as of December 31, 2020	Ps.	4,654,890	Ps.	5,495,855	Ps.	10,150,745
Additions (1)		982,508		922,203		1,904,711

Cost	Gas and energy		Infrastructure		Total
Reclassification to / from PPE		20,301		—		20,301
Transfer to non-current assets held for sale		2,516		—		2,516
Withdrawals		(5,104)		—		(5,104)
Effect of movements in exchange rates		238,721		—		238,721
Balance as of December 31, 2021	Ps.	5,893,832	Ps.	6,418,058	Ps.	12,311,890
Additions (1)		809,085		1,103,283		1,912,368
Reclassification to / from PPE		113		—		113
Transfer to non-current assets held for sale		—		—		—
Withdrawals		(11,724)		—		(11,724)
Effect of movements in exchange rates		547,529		—		547,529
Balance as of December 31, 2022	Ps.	7,238,835	Ps.	7,521,341	Ps.	14,760,176

Accumulated Amortization	Gas and energy		Infrastructure		Total
Balance as of January 1, 2020	Ps.	(639,727)	Ps.	(116,545)	Ps.	(756,272)
Amortization of the year		(183,701)		(20,730)		(204,431)
Transfer to non-current assets held for sale		148		—		148
Withdrawals		4,131		349		4,480
Effect of movements in exchange rates		(1,868)		—		(1,868)
Balance as of December 31, 2020	Ps.	(821,017)	Ps.	(136,926)	Ps.	(957,943)
Amortization of the year		(222,894)		(9,921)		(232,815)
Reclassification to / from PPE		45		—		45
Transfer to non-current assets held for sale		—		—		—
Withdrawals		1,236		—		1,236
Effect of movements in exchange rates		(12,895)		—		(12,895)
Balance as of December 31, 2021	Ps.	(1,055,525)	Ps.	(146,847)	Ps.	(1,202,372)
Amortization of the year		(253,692)		(19,016)		(272,708)
Reclassification to / from PPE		—		—		—
Transfer to non-current assets held for sale		—		—		—
Withdrawals		835		—		835
Effect of movements in exchange rates		(30,801)		—		(30,801)
Balance as of December 31, 2022	Ps.	(1,339,183)	Ps.	(165,863)	Ps.	(1,505,046)

Impairment loss	Gas and energy		Infrastructure		Total
Balance as of January 1, 2020	Ps.	—	Ps.	(2,032)	Ps.	(2,032)
Impairment charge		(2,296)		(910)		(3,206)
Balance as of December 31, 2020	Ps.	(2,296)	Ps.	(2,942)	Ps.	(5,238)
Impairment charge		(4,850)		(1,314)		(6,164)
Balance as of December 31, 2021	Ps.	(7,146)	Ps.	(4,256)	Ps.	(11,402)
Impairment charge		(665)		(357)		(1,022)
Balance as of December 31, 2022	Ps.	(7,811)	Ps.	(4,613)	Ps.	(12,424)

Total Intangible Assets	Gas and energy		Infrastructure		Total
Balance as of January 1, 2020	Ps.	3,145,811	Ps.	4,375,677	Ps.	7,521,488
Cost		869,352		1,001,601		1,870,953
Amortization		(181,290)		(20,381)		(201,671)
Impairment loss		(2,296)		(910)		(3,206)
Balance as of December 31, 2020 (2)	Ps.	3,831,577	Ps.	5,355,987	Ps.	9,187,564
Cost		1,238,942		922,203		2,161,145
Amortization		(234,508)		(9,921)		(244,429)
Impairment loss		(4,850)		(1,314)		(6,164)
Balance as of December 31, 2021 (2)	Ps.	4,831,161	Ps.	6,266,955	Ps.	11,098,116
Cost		1,345,003		1,103,283		2,448,286
Amortization		(283,658)		(19,016)		(302,674)
Impairment loss		(665)		(357)		(1,022)
Balance as of December 31, 2022 (2)	Ps.	5,891,841	Ps.	7,350,865	Ps.	13,242,706
(1)	Gas and Energy, includes borrowing costs capitalized for Ps. 26,134 as of December 31, 2022; Ps. 13,856 as of December 31, 2021 and Ps. 24,383 as of December 31, 2020 with a capitalized interest rate (weighted average) of 8.98%, 5.39% and 4.56% respectively.
(2)	Includes intangible assets derived from concession contracts in construction phase for Infrastructure and Gas and Energy by Ps. 7,136,073 and Ps. 193,627 as of December 31, 2022 respectively; Ps. 6,266,955 and Ps. 669,540 as of December 31, 2021 respectively; and Ps. 5,105,681 and Ps. 488,791 as of December 31, 2020 respectively.

The following is a summary of the main concession contracts granted to Grupo Aval’s subsidiaries as of December 31, 2022:

					Year of
Concession				Contract	construction	% progress	Concession
Owner	Business and country	Objective	Current stage	date	start	of construction	end date
Gas and Energy
Surtigas S.A. E.S.P.	Gas and Energy Colombia	Purchase, storage, packaging and distribution of gases derived from hydrocarbons.	Operation	03/1984 to 04/1994	1984	100%	2034 to 2045
Transmetano E.S.P. S.A.	Gas and Energy Colombia	Construction, operation and maintenance of gas transportation systems.	Operation	08/1994	1996	100%	2044
Promigas S.A. E.S.P.	Gas and Energy Colombia	Purchase, sale, transportation, distribution, exploitation and exploration of natural gas, oil and hydrocarbons in general.	Operation	05/1976 to 11/1994	1976	100%	2026 to 2044
Promioriente S.A. E.S.P.	Gas and Energy Colombia	Construction, operation and maintenance of gas pipelines.	Operation	09/1995	1995	100%	2045
Gases de Occidente S.A. E.S.P.	Gas and Energy Colombia	Transportation and distribution of liquefied petroleum gas and natural gas.	Operation	08/1998	1998	100%	2047
Compañía Energética de Occidente S.A. E.S.P. (1)	Gas and Energy Colombia	Administrative, operational, technical and commercial management for the provision of electrical energy.	Operation and maintenance	01/2010	2010	100%	2035
Sociedad Portuaria El Cayao S.A. E.S.P.	Gas and Energy Colombia	Construction, maintenance and administration of ports.	Operation	07/2015	2015	100%	2035
Gases del Pacífico S.A.C.	Gas and Energy Perú	Purchase, sale, production, commercialization of energy in any of its forms.	Operation	10/2013	2015	100%	2034
Gases del Norte del Perú S.A.C.	Gas and Energy Perú	Construction and distribution service of natural gas.	Construction and Operation	11/2019	2020	76.77%	2051
Infrastructure
Proyectos de Infraestructura S.A.	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Operation	12/1993	1994	100%	2033
Concesiones CCFC S.A.S.	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Operation	06/1995	2001	100%	2024
Concesionaria Panamericana S.A.S.	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Operation	12/1997	2009	100%	2035
Concesionaria Vial del Pacífico S.A.S.	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Construction	09/2014	2018	93.07%	2043
Concesionaria Nueva Vía del Mar S.A.S.	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Preconstruction	01/2015	2024	4.11%	2044
Concesionaria Vial Andina S.A.S.	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Operation and maintenance	06/2015	2016	100%	2054
Concesionaria Vial Del Oriente S.A.S.	Infrastructure Colombia	Design, construction, equipment, conservation, operation and maintenance of road infrastructure.	Construction	07/2015	2018	81.33%	2043

(1)    The concession has an investment commitment for the expansion, replacement and improvement of the infrastructure which as of December 2022 has an advance of 50.33%.